Biological assets (Details) - Schedule of changes in cattle raising activity R$ in Thousands	12 Months Ended
	Jun. 30, 2021 BRL (R$)	Jun. 30, 2020
Heads of Cattle [Member]
Biological assets (Details) - Schedule of changes in cattle raising activity [Line Items]
Opening balance	15,064	20,865
Acquisition/birth costs	9,719	9,767
Handling costs
Sales	(9,685)	(15,159)
Deaths	(253)	(409)
Consumption (in Brazil Real)	R$ (40)
Effect of conversion
Change in fair value
Ending balance	14,805	15,064
Cattle for Production [Member]
Biological assets (Details) - Schedule of changes in cattle raising activity [Line Items]
Opening balance	34,481	37,122
Acquisition/birth costs	14,238	9,964
Handling costs	15,751	18,158
Sales	(26,781)	(33,230)
Deaths	(528)	(685)
Consumption (in Brazil Real)	R$ (101)
Effect of conversion	(982)	4,450
Change in fair value	10,234	(1,298)
Ending balance	46,312	34,481